Parent Company only Condensed Financial Information - Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income	$ 8,414	$ 4,561
Adjustments:
Excess tax benefit related to the exchange of stock options		(83)
Stock-based compensation	611	364
Compensation expense related to common stock issued to 401(k) plan	275	227
Loss on disposal of subsidiary	32
Net cash from operating activities	11,930	15,512
Cash flows from investing activities
Net cash acquired from acquisition	12,197
Net cash from investing activities	(230,974)	(240,735)
Cash flows from financing activities
Proceeds from exercise of common stock warrants		36
Proceeds from exercise of common stock options	236
Cash paid for stock option exchange, including tax benefit		(59)
Proceeds from issuance of common stock, net	(514)	14,191
Dividends paid on preferred stock	(100)	(109)
Net cash from financing activities	250,174	218,463
Net change in cash and cash equivalents	31,130	(6,760)
Cash and cash equivalents at beginning of period	18,217	24,977
Cash and cash equivalents at end of period	49,347	18,217
Non-cash supplemental information:
Fair value of stock and stock options issued related to MidSouth Bank acquisition (See Note 2)	40,976
Franklin Financial Network, Inc. [Member]
Cash flows from operating activities
Net income	8,414	4,561
Adjustments:
Equity in undistributed subsidiary income	(8,779)	(4,916)
Excess tax benefit related to the exchange of stock options	(29)	(11)
Stock-based compensation	39	81
Compensation expense related to common stock issued to 401(k) plan	15	10
Loss on disposal of subsidiary	32
Change in other assets	77	(74)
Change in other liabilities	92	(53)
Net cash from operating activities	(139)	(402)
Cash flows from investing activities
Investments in subsidiaries	(12,396)	(13,773)
Net cash acquired from acquisition	12,197
Net cash from the disposal of subsidiary	205
Net cash from investing activities	6	(13,773)
Cash flows from financing activities
Proceeds from exercise of common stock warrants		36
Proceeds from exercise of common stock options	265	58
Cash paid for stock option exchange, including tax benefit		11
Proceeds from issuance of common stock, net	(514)	14,191
Proceeds from subsidiaries related to issuance of common stock related to 401(k) plan	260
Dividends paid on preferred stock	(100)	(109)
Net cash from financing activities	(89)	14,187
Net change in cash and cash equivalents	(222)	12
Cash and cash equivalents at beginning of period	718	706
Cash and cash equivalents at end of period	496	718
Non-cash supplemental information:
Transfers from subsidiary stock based compensation expense to parent company only additional paid-in capital	$ 572	$ 430
Fair value of stock and stock options issued related to MidSouth Bank acquisition (See Note 2)	40,976